STATEMENTS OF SUPPLEMENTAL CONSOLIDATED AND COMBINED EQUITY (USD $) In Thousands	Total	Limited Partners Common Units [Member]	Limited Partners Subordinated [Member]	General Partner [Member]	Previous Owners [Member]	NGP IDR [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 891,483	$ 241,034	$ 61,708	$ 426	$ 583,158		$ 5,157
Net income (loss)	23,067	114	7		22,842		104
Net proceeds from the issuance of common units	194,134	194,134
Contributions	64,803			206	64,597
Contribution of oil and gas properties	6,893				6,893
Distribution attributable to net assets acquired	(260,663)	(209,720)	(77,701)	(242)	27,000
Net book value of net assets acquired (Note 12)		99,972	44,269	94	(144,335)
Contribution related to sale of assets to NGP affiliate	40,138				40,138
Net book value of net assets acquired by NGP affiliate	(33,859)				(33,859)
Amortization of equity awards	1,423	1,423
Distributions	(62,922)	(26,152)	(8,298)	(34)	(28,438)
Deferred tax liability adjustments	446	335	111
Other	(80)	64	60		(204)
Balance at Dec. 31, 2012	864,863	301,204	20,156	450	537,792		5,261
Net income (loss)	61,005	7,880	797	49	52,012		267
Net proceeds from the issuance of common units	490,138	490,138
Contributions	97,324			521	96,803
Distribution attributable to net assets acquired	(502,920)	(490,400)	(67,242)	(559)	55,281
Net book value of net assets acquired (Note 12)		355,159	48,739	403	(404,301)
Amortization of equity awards	3,558	3,558
Distributions	(127,741)	(85,342)	(11,165)	(136)	(31,098)
Other	(2,424)	(122)			(2,302)
Net assets retained by previous owners	(20,782)				(20,782)
Balance at Dec. 31, 2013	863,021	582,075	(8,715)	728	283,405		5,528
Net income (loss)	115,614	113,573	4,180	206	(2,465)	88	32
Net proceeds from the issuance of common units	540,698	540,698
Contributions	6,560			570	5,990
Distribution attributable to net assets acquired	(2,413)	(2,321)	(90)	(2)
Distribution of net asset to MRD Holdco	(26,131)				(26,131)
Amortization of equity awards	7,874	7,874
Tax related effects attributable to Memorial Resource restructuring and initial public offering	(30,483)				(30,483)
Distributions	(164,738)	(142,719)	(11,794)	(251)	(9,886)	(88)
Common units repurchased under repurchase program (Note 9)	(12,903)	(12,903)
Restricted units repurchased (See Note 9)	(1,012)	(1,012)
Other	227				227
Balance at Dec. 31, 2014	$ 1,296,314	$ 1,085,265	$ (16,419)	$ 1,251	$ 220,657		$ 5,560